SECURED BORROWINGS, Magellan Acquisition Limited Facility (Details) $ in Thousands		12 Months Ended
	Dec. 08, 2017 USD ($)	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Borrowings [Abstract]
Proceeds from secured borrowings		$ 513,459	$ 572,719	$ 147,276
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Face amount	$ 331,768
Maturity date		Dec. 08, 2025
Upfront fee paid	$ 3,000
Proceeds from secured borrowings		$ 273,700
Number of aircraft financed with borrowings | Aircraft		7
Amount held in escrow account		$ 58,100
Number of aircraft to be financed with funds held in escrow | Aircraft		2
Number of aircraft serving as security | Aircraft		9
Minimum tangible net worth required for compliance		$ 325,000
Minimum liquidity required for compliance		25,000
Obligations in default constituting event of default		$ 50,000
Secured Borrowings [Member] | Magellan Acquisition Limited Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-Value Ratio		75.00%
Secured Borrowings [Member] | Magellan Acquisition Limited Facility Loans [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		1.65%
Secured Borrowings [Member] | Magellan Acquisition Limited Facility Notes [Member]
Secured Borrowings [Abstract]
Interest rate		3.93%